INCOME TAXES INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of income (loss) from continuing operations before income taxes are as follows (in millions):

	Year Ended December 31,
	2011	2010	2009
United States	$159.1	$(159.0)	$(316.2)
Foreign	(74.6)	(79.3)	(207.6)
Income (loss) from continuing operations before income taxes	$84.5	$(238.3)	$(523.8)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The major components of the Company’s provision for (benefit from) income taxes on continuing operations before income taxes are summarized below (in millions):

	Year Ended December 31,
	2011	2010	2009
Current:
Federal	$22.8	$(144.1)	$(3.6)
State	1.5	(0.8)	(0.5)
Foreign	28.1	10.1	18.6
Current income tax provision (benefit)	52.4	(134.8)	14.5
Deferred:
Federal	3.9	91.4	(97.3)
State	5.6	(2.3)	(1.5)
Foreign	(11.5)	18.9	(33.1)
Deferred income tax (benefit) provision	(2.0)	108.0	(131.9)
Total provision for (benefit from) income taxes	$50.4	$(26.8)	$(117.4)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of the basis differences and net operating loss carry forwards as of December 31, 2011 and 2010 for continuing operations are summarized below for major balance sheet captions (in millions):

	2011	2010
Property, plant and equipment	$(67.7)	$(42.4)
Intangibles	(152.4)	(41.6)
Trade receivables	9.8	8.0
Inventories	51.8	33.8
Accrued warranties and product liability	21.6	16.3
Net operating loss carry forwards	197.1	215.9
Retirement plans and other	57.0	38.7
Accrued compensation and benefits	23.7	23.0
Investments	(7.4)	(67.3)
Credits	26.3	28.3
Other	28.3	(5.4)
Deferred tax assets valuation allowance	(183.3)	(157.6)
Net deferred tax assets (liabilities)	$4.8	$49.7

Summary of Income Tax Contingencies [Table Text Block]

The following table summarizes the activity related to the Company’s total (including discontinued operations) unrecognized tax benefits (in millions):

Balance as of January 1, 2009	$115.9
Additions for current year tax positions	33.6
Additions for prior year tax positions	148.6
Reductions for prior year tax positions	(117.1)
Reductions for tax positions related to current year	(26.1)
Reductions related to expiration of statute of limitations	(6.4)
Settlements	(2.8)
Acquired balances	5.4
Balance as of December 31, 2009	151.1
Additions for current year tax positions	3.4
Additions for prior year tax positions	20.7
Reductions for prior year tax positions	(7.0)
Reductions for tax positions related to current year	(1.2)
Reductions related to expiration of statute of limitations	(1.3)
Settlements	(25.3)
Acquired balances	1.3
Balance as of December 31, 2010	141.7
Additions for current year tax positions	0.7
Additions for prior year tax positions	15.2
Reductions for prior year tax positions	(10.5)
Reductions for tax positions related to current year	—
Reductions related to expiration of statute of limitations	(3.3)
Settlements	(14.8)
Acquired balances	40.6
Balance as of December 31, 2011	$169.6

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The Company’s Provision for (benefit from) income taxes is different from the amount that would be provided by applying the statutory federal income tax rate to the Company’s Income (loss) from continuing operations before income taxes.  The reasons for the difference are summarized as follows (in millions):

	Year Ended December 31,
	2011	2010	2009
Tax at statutory federal income tax rate	$29.6	$(83.4)	$(183.3)
State taxes (net of Federal benefit)	4.3	(9.0)	(9.0)
Change in valuation allowance	18.1	35.1	29.4
Foreign tax differential on income/losses of foreign subsidiaries	(7.1)	7.6	17.1
Non-deductible goodwill charges	—	—	0.2
U.S. tax on multi-national operations	(0.1)	0.2	24.8
Change in foreign statutory rates	4.9	2.5	(3.6)
U.S. manufacturing and export incentives	(1.7)	6.4	—
Tax on foreign exchange amounts reported in accumulated other comprehensive income	—	15.5	—
Other	2.4	(1.7)	7.0
Total (benefit from) provision for income taxes	$50.4	$(26.8)	$(117.4)